Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 7,888	$ 7,324
Accounts receivable, less allowance for doubtful accounts of $166 in 2012 and $168 in 2011	9,244	12,885
Prepaid expenses	287	281
Refundable income taxes	9	2
Other current assets	758	717
Total current assets	18,186	21,209
Property and equipment,	25,177	26,079
Leased property under capital leases, net	6,680	5,984
Noncurrent deferred tax asset	8	8
Other assets, net	104	87
Total assets	50,155	53,367
Current Liabilities:
Current portion of obligations under capital leases	2	1
Accounts payable	6,677	9,643
Accrued payroll and other compensation	486	755
Accrued income taxes	2	20
Other accrued taxes	303	260
Deferred revenues	2,180	2,105
Other liabilities and accrued expenses	424	406
Total current liabilities	10,074	13,190
Obligations under capital leases	224	227
Total shareholders’ equity	39,857	39,950
Common Class A [Member]
Current Liabilities:
Common Stock	32	32
Common Class B [Member]
Current Liabilities:
Common Stock	6	6
Paid-in capital	58,646	58,413
Accumulated deficit	(18,827)	(18,501)
Total shareholders’ equity	39,857	39,950
Total liabilities and shareholders’ equity	$ 50,155	$ 53,367